Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	¥ 2,980,956	¥ 1,907,113
Investments and advances in the Financial Services segment	453,677	398,153
Trade and other receivables, and contract assets	1,943,184	2,158,196
Inventories	1,310,770	1,518,644
Other financial assets	145,192	125,365
Other current assets	621,209	669,335
Total current assets	7,454,988	6,776,806
Non-current assets:
Investments accounted for using the equity method	347,718	423,744
Investments and advances in the Financial Services segment	18,736,298	18,939,794
Property, plant and equipment	1,513,660	1,522,640
Right-of-use assets	521,685	503,395
Goodwill	1,508,721	1,487,100
Content assets	2,249,048	1,928,113
Other intangible assets	671,212	615,602
Deferred tax assets	559,284	499,550
Other financial assets	1,164,630	897,341
Other non-current assets	565,929	513,405
Total non-current assets	27,838,185	27,330,684
Total assets	35,293,173	34,107,490
Current liabilities:
Short-term borrowings	1,843,959	1,812,605
Current portion of long-term debt	287,445	217,711
Trade and other payables	2,100,144	2,064,905
Deposits from customers in the banking business	3,981,193	3,670,567
Income taxes payables	89,485	152,074
Participation and residual liabilities in the Pictures segment	236,752	251,743
Other financial liabilities	110,689	116,044
Other current liabilities	2,039,121	1,906,396
Total current liabilities	10,688,788	10,192,045
Non-current liabilities:
Long-term debt	2,066,842	2,058,117
Defined benefit liabilities	236,941	247,583
Deferred tax liabilities	175,228	166,424
Insurance contract liabilities	12,689,306	12,931,995
Participation and residual liabilities in the Pictures segment	188,919	206,081
Other financial liabilities	574,351	386,761
Other non-current liabilities	162,647	162,379
Total non-current liabilities	16,094,234	16,159,340
Total liabilities	26,783,022	26,351,385
Sony Group Corporation's stockholders' equity:
Common stock	881,357	881,357
Additional paid-in capital	1,483,527	1,483,410
Retained earnings	6,678,168	6,002,407
Accumulated other comprehensive income	(566,447)	(376,063)
Treasury stock, at cost	(296,860)	(403,934)
Equity attributable to Sony Group Corporation's stockholders	8,179,745	7,587,177
Noncontrolling interests	330,406	168,928
Total equity	8,510,151	7,756,105
Total liabilities and equity	¥ 35,293,173	¥ 34,107,490